NOTES TO CASH FLOWS - Parent - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 42,145	£ 40,474	£ 41,077
Proceeds from issue of debt securities	9,810	8,366	5,347
Repayment of debt securities	(4,329)	(6,531)	(5,438)
Repayment of subordinated liabilities	(302)		(971)
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Liability-related other changes	659	290	(101)
Non-cash changes:
– Unrealised foreign exchange	(666)	(357)	(804)
– Other changes	(214)	36	362
Ending balance	47,080	42,145	40,474
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	37,569	35,778	36,420
Proceeds from issue of debt securities	9,810	8,366	5,347
Repayment of debt securities	(4,329)	(6,531)	(5,438)
Liability-related other changes	657	279	(159)
Non-cash changes:
– Unrealised foreign exchange	(611)	(369)	(750)
– Other changes	(223)	46	358
Ending balance	42,873	37,569	35,778
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,385	2,386	2,332
Repayment of subordinated liabilities	(302)		(971)
Liability-related other changes	(5)	1	25
Non-cash changes:
– Unrealised foreign exchange	(55)	12	(54)
– Other changes	9	(14)	4
Ending balance	2,032	2,385	2,386
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,100	2,196	2,196
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Non-cash changes:
– Other changes		4
Ending balance	2,100	2,100	2,196
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,452	15,331
Proceeds from issue of debt securities	3,059	768
Repayment of debt securities	(2,440)	(1,741)
Repayment of subordinated liabilities	(302)	0
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Liability-related other changes	301	119
Non-cash changes:
– Unrealised foreign exchange	(496)	59
– Other changes	(25)	16
Ending balance	14,549	14,452	15,331
Santander UK Group Holdings plc | Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,916	1,911
Repayment of debt securities	(547)	0
Liability-related other changes	36	3
Non-cash changes:
– Unrealised foreign exchange	(61)	4
– Other changes	3	(2)
Ending balance	1,347	1,916	1,911
Santander UK Group Holdings plc | Other liabilities at FVTPL
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,792	9,591
Proceeds from issue of debt securities	3,059	768
Repayment of debt securities	(1,893)	(1,741)
Liability-related other changes	269	114
Non-cash changes:
– Unrealised foreign exchange	(393)	46
– Other changes	(29)	14
Ending balance	9,805	8,792	9,591
Santander UK Group Holdings plc | Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,644	1,633
Repayment of subordinated liabilities	(302)	0
Liability-related other changes	(4)	2
Non-cash changes:
– Unrealised foreign exchange	(42)	9
Ending balance	1,297	1,644	1,633
Santander UK Group Holdings plc | Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,100	2,196
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Non-cash changes:
– Other changes	0	4
Ending balance	£ 2,100	£ 2,100	£ 2,196